FINANCIAL RISK MANAGEMENT, Credit Risk, Cash and Financial Placement Maturities (Details) - ARS ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Maturities of financial assets [Abstract]
Financial assets		$ 103,756,309	$ 102,057,859
From 2026 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		0
Cash and Cash Equivalents [Member]
Maturities of financial assets [Abstract]
Financial assets		2,988,946	8,627,004
Cash and Cash Equivalents [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		2,988,946	8,627,004
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | Until 12-31 Prior Year [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2026 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 2027 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Other Financial Assets [Member]
Maturities of financial assets [Abstract]
Financial assets		79,453,351	69,569,112
Other Financial Assets [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		39,289,630	24,456,434
Other Financial Assets [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | Until 12-31 Prior Year [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets		40,163,721	45,112,678
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		192	1,350
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		192	1,143
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		1,054	732
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	497
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial assets [Abstract]
Financial assets			45,108,956
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial assets [Abstract]
Financial assets		40,162,283	0
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2026 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 2027 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		40,163,721	45,112,678
Credits [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	21,446,533	24,119,885
Credits [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	40,389	73,421
Credits [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	1,680,146	3,722,641
Credits [Member] | With Specified Maturity Over Due [Member] | Until 12-31 Prior Year [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	173,477	264,751
Credits [Member] | With Specified Maturity Over Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	8,167	0
Credits [Member] | With Specified Maturity Over Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	26,427	0
Credits [Member] | With Specified Maturity Over Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	22,530	81,875
Credits [Member] | With Specified Maturity Over Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	1,449,545	3,376,015
Credits [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	19,725,998	20,323,823
Credits [Member] | With Specified Maturity Non-Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	19,536,293	19,607,691
Credits [Member] | With Specified Maturity Non-Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	113,994	587,968
Credits [Member] | With Specified Maturity Non-Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	57,932	112,848
Credits [Member] | With Specified Maturity Non-Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	3,753	939
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		14,377
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	14,026	0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0	0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2026 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0
Credits [Member] | With Specified Maturity Non-Due [Member] | From 2027 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0
Credits [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	$ 21,406,144	$ 24,046,464

[1]	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.
[2]	The total amount of the receivables without specified maturity is recorded in Non-current assets.The total amount of the receivables without specified maturity is recorded in Non-current assets.